Risk management activities - Remaining contractual maturities of financial liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating accounts payable and other accrued liabilities	$ 12,036
Compensation payable	26,303
Stock-based compensation payable	76,234
Lease obligation	11,117
Non-derivative financial liabilities, undiscounted cash flows	125,690
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating accounts payable and other accrued liabilities	12,036
Compensation payable	26,303
Stock-based compensation payable	55,015
Lease obligation	1,487
Non-derivative financial liabilities, undiscounted cash flows	94,841
1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating accounts payable and other accrued liabilities	0
Compensation payable	0
Stock-based compensation payable	21,219
Lease obligation	2,867
Non-derivative financial liabilities, undiscounted cash flows	24,086
4-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating accounts payable and other accrued liabilities	0
Compensation payable	0
Stock-based compensation payable	0
Lease obligation	2,708
Non-derivative financial liabilities, undiscounted cash flows	2,708
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating accounts payable and other accrued liabilities	0
Compensation payable	0
Stock-based compensation payable	0
Lease obligation	4,055
Non-derivative financial liabilities, undiscounted cash flows	$ 4,055